Prepayments, Deposits Paid and Other Receivables - Schedule of Prepayments, Deposits Paid and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments, Deposits Paid and Other Receivables [Abstract]
Prepayment for marketing expenses	$ 620,383
Prepayment to intangible assets	1,500,000
Deferred offering cost		964,762
Total	2,120,383	964,762
Less: non-current	(1,500,000)
Total	$ 620,383	$ 964,762